DESCRIPTION OF PLAN (Tables)	12 Months Ended
Dec. 31, 2025
The Bank of Greene County Employees’ Savings and Profit Sharing Plan and Trust [Member]
DESCRIPTION OF PLAN [Abstract]
Percentage of Compensation Based on Plan Year
The percentage of compensation is set forth in the table below and is based on the Plan Year in which automatic deferrals first apply to the participant:

Plan Year	Automatic Deferral Percentage
Year 1	3%
Year 2	4%
Year 3	5%
Year 4 and thereafter	6%